Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Issued capital [member]	Treasury shares [member]	Other Reserves [member]	Accumulated losses [member]	Total [member]	Non-controlling interests [member]
Opening Balance at Dec. 31, 2019	€ 323,467	€ 265,731	€ 0	€ 44,607	€ (48,213)	€ 262,125	€ 61,342
Comprehensive loss
Loss for the period	(135,657)				(110,761)	(110,761)	(24,896)
Currency translation difference	6,671			4,893		4,893	1,778
Net actuarial reserve from defined benefit plans	(307)			(181)		(181)	(126)
Total comprehensive loss for the period	(129,293)			4,712	(110,761)	(106,049)	(23,244)
Transactions with owners
Capital injection from shareholders	47,713	23,434		24,279		47,713
Employee share-based compensation	5,389			5,389		5,389
Debt forgiveness by shareholder	3,176			3,176		3,176
Capital contribution from non-controlling interests	667			119		119	548
Changes in ownership interest in subsidiaries without change of control	(724)			(1,084)		(1,084)	360
Total transactions with owners	56,221	23,434		31,879		55,313	908
Closing Balance at Dec. 31, 2020	250,395	289,165	0	81,198	(158,974)	211,389	39,006
Comprehensive loss
Loss for the period	(76,452)				(65,354)	(65,354)	(11,098)
Currency translation difference	(7,612)			(6,355)		(6,355)	(1,257)
Net actuarial reserve from defined benefit plans	(438)			(405)		(405)	(33)
Total comprehensive loss for the period	(84,502)			(6,760)	(65,354)	(72,114)	(12,388)
Transactions with owners
Capital injection from shareholders	117,215	50,091		67,124		117,215
Employee share-based compensation	7,208	3	(3)	7,208		7,208
Capital contribution from non-controlling interests	1,610			566		566	1,044
Changes in ownership interest in subsidiaries without change of control	(1,100)			124		124	(1,224)
Total transactions with owners	124,933	50,094	(3)	75,022		125,113	(180)
Closing Balance at Dec. 31, 2021	290,826	339,259	(3)	149,460	(224,328)	264,388	26,438
Comprehensive loss
Loss for the period	(68,714)				(57,504)	(57,504)	(11,210)
Currency translation difference	(8,562)			(7,366)		(7,366)	(1,196)
Net actuarial reserve from defined benefit plans	272			272		272
Total comprehensive loss for the period	(77,004)			(7,094)	(57,504)	(64,598)	(12,406)
Transactions with owners
Employee share-based compensation	4,297			4,297		4,297
Changes in ownership interest in subsidiaries without change of control				93		93	(93)
Total transactions with owners	4,297			4,390		4,390	(93)
Closing Balance at Jun. 30, 2022	218,119	339,259	(3)	146,756	(281,832)	204,180	13,939
Opening Balance at Dec. 31, 2021	290,826	339,259	(3)	149,460	(224,328)	264,388	26,438
Comprehensive loss
Loss for the period	(239,751)				(218,290)	(218,290)	(21,461)
Currency translation difference	(1,616)			(1,011)		(1,011)	(605)
Net actuarial reserve from defined benefit plans	1,813			1,261		1,261	552
Total comprehensive loss for the period	(239,554)			250	(218,290)	(218,040)	(21,514)
Transactions with owners
Capital injection from shareholders		18,569	(25,023)	6,454
Employee share-based compensation	7,431			7,431		7,431
Capital contribution from non-controlling interests	172						172
Changes in ownership interest in subsidiaries without change of control	(6)			(396)		(396)	390
Issuance of ordinary shares upon Reverse Recapitalization, net of issuance costs	241,937	(357,828)	3	599,762		241,937
Total transactions with owners	249,534	€ (339,259)	(25,020)	613,251		248,972	562
Closing Balance at Dec. 31, 2022	300,806		(25,023)	762,961	(442,618)	295,320	5,486
Comprehensive loss
Loss for the period	(72,225)				(63,002)	(63,002)	(9,223)
Currency translation difference	7,531			6,854		6,854	677
Net actuarial reserve from defined benefit plans	9			9		9
Total comprehensive loss for the period	(64,685)			6,863	(63,002)	(56,139)	(8,546)
Transactions with owners
Employee share-based compensation	1,971			1,971		1,971
Capital contribution from non-controlling interests	5,645			2,775		2,775	2,870
Changes in ownership interest in subsidiaries without change of control				(4,672)		(4,672)	4,672
Total transactions with owners	7,616			74		74	7,542
Closing Balance at Jun. 30, 2023	€ 243,737		€ (25,023)	€ 769,898	€ (505,620)	€ 239,255	€ 4,482